Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following:

	2015	2014
Current:
Federal	$245	$819
State and local	184	320

Total current expense	429	1,139

Deferred:
Federal	3,610	8,199
State and local	90	180

Total deferred income tax expense	3,700	8,379

Total income tax expense	$4,129	$9,518

Reconciliation of Differences between Federal Statutory and Effective Income Tax Rate

Income tax expense related to operations differs from the amounts computed by applying the statutory income tax rate of 35% to pretax income as follows:

	2015	2014
At statutory rate	$3,192	$5,976
Non-deductible interest expense	1,777	2,136
State taxes, net of US federal benefit	211	393
Change in valuation allowance	—	—
Change in applicable tax rate	—	308
Costs associated with possible restructuring	(940)	913
Other	(111)	(208)

Total income tax expense	$4,129	$9,518

Significant Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets for federal and state income taxes are as follows:

December 31,	2015	2014
Deferred tax assets:
Reserves and accruals	$537	$431

Total gross deferred tax assets	537	431
Deferred tax liabilities:
Prepaid expenses and other	122	(304)
Depreciation, amortization and depletion	(15,164)	(10,932)

Total gross deferred tax liabilities	(15,042)	(11,236)
Less: current net deferred tax assets	—	(225)

Noncurrent deferred tax liabilities, net	$(14,505)	$(11,030)